Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2020
Land Use Rights Net [Abstract]
Schedule of land use rights
	December 31, 2019	December 31, 2020
Cost of land use rights	$15,002	$16,007
Less: accumulated amortization	(1,580)	(2,006)
Land use rights, net	$13,422	$14,001